UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 13, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		106,275
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole 	Shared	None
ISHARES DJ SELECT DIV FD	CU	464287168	3481	53975	SH		Sole				53975
ISHARES TR MSCI EAFE FD	CU	464287465	303	3857	SH		Sole				3857
ISHARES TR COHEN & STEER	CU	464287564	5504	69550	SH		Sole				69550
ISHARES RUSSELL 1000 VALUE	CU	464287598	3841	47865	SH		Sole				47865
ISHARES TR RUSSELL 1000 GROWTH	CU	464287614	316	5205	SH		Sole				5205
ISHARES TR RUSSELL 1000 INDEX	CU	464287622	23272	292367	SH		Sole				292367
ISHARES TR RUSSELL 2000	CU	464287655	3844	50627	SH		Sole				50627
ISHARES TR RUSSELL 3000	CU	464287689	387	4582	SH		Sole				4582
VANGUARD EUROPE PAC ETF	CU	921943858	3138	65484	SH		Sole				65484
VANGUARD EMERGING MARKET	CU	922042858	1298	12444	SH		Sole				12444
VANGUARD TOTAL STOCK MKT	CU	922908769	329	2267	SH		Sole				2267
BARCLAYS BANK IPATH ETN	CU	06739F291	260	2660	SH		Sole				2660
POWERSHS QQQ TRUST SER 1	CU	73935A104	5057	98723	SH		Sole				98723
S P D R TRUST UNIT SR 1	CU	78462F103	44485	304255	SH		Sole				304255
SPDR S&P CHINA ETF	CU	78463X400	235	2618	SH		Sole				2618
SPDR S&P INTERNATIONAL	CU	78463X871	2147	62336	SH		Sole				62336
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	8175	61679	SH		Sole				61679
SECTOR SPDR TECH SELECT	CU	81369Y803	203	7613	SH		Sole				7613